Income tax (Details 3)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Tax calculated at the tax rates applicable to (loss)/ profit in the respective countries	$ (4,549,000,000)		$ (14,672,000,000)	$ 15,556,000,000
Permanent differences:
Tax inflation adjustment	(12,351)		(6,136,000,000)	(8,746,000,000)
Share of profit / (loss) of associates and joint ventures	(1,295,000,000)		1,499,000,000	(1,912,000,000)
Result from sale of participation in subsidiaries		$ 113	0	0
Unrecognized tax loss carry-forwards	(2,361,000,000)		(1,253,000,000)	(2,771,000,000)
Expiration of tax loss carry-forwards	0		(1,000,000)	0
Recognition of deferred taxes		1,361	0	0
Fiscal transparency		353	0	0
Provision for unrecoverability of tax loss carry-forwards	(2,803,000,000)		(3,004,000,000)	(4,797,000,000)
Changes in fair value of financial instruments and sale of shares	0		0	(593,000,000)
Change of tax rate	(14,308,000,000)		4,330,000,000	982,000,000
Non-taxable profit	(95)		1,548,000,000	27
Non-deductible expenses	(54,000,000)		0	0
Others	(55,000,000)		0	0
Income tax from continuing operations		$ (27,940)	(11,948)	(820)
Inflation adjustment permanent difference	$ 8,104,000,000		$ 5,741,000,000	$ 1,434,000,000